Principal Funds, Inc. 711 High Street, Des Moines, IA 50392 515 247 5111 tel www.principal.com

June 15, 2017

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:    Principal Funds, Inc. (the "Fund") File Nos. 033-59474, 811-07572

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the Fund certifies the form of Prospectus that would have been filed under 1933 Act Rule 497(b) or (c) would not have differed from that contained in the Fund's most recent post-effective amendment to its registration statement on Form N-1A. That Post-effective Amendment No. 210 was filed electronically with the Securities and Exchange Commission on June 9, 2017 (Accession No.  0000898745-17-000924).

If you have any questions regarding this filing, please call me at 515-235-9328.

Sincerely,

/s/ Adam Shaikh

Adam Shaikh
Assistant Counsel
Principal Funds, Inc.